Shareholders’ equity - Ordinary Shares (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 £ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 £ / shares shares
Ordinary shares
Class of Stock
Authorized grant, life (in years)	5 years
Maximum nominal shares authorized for grant | $			$ 8,400
Common stock, shares, issued (shares)	173,074,510	173,074,510		90,907,830	90,907,830
Common stock, par value (usd/gbp per share) | $ / shares	$ 0.000042			$ 0.000042
Deferred Shares
Class of Stock
Common stock, shares, issued (shares)	34,425	34,425		34,425	34,425
Common stock, par value (usd/gbp per share) | £ / shares		£ 0.00001			£ 0.00001
Shares outstanding (shares)	34,425	34,425
Deferred B shares
Class of Stock
Common stock, shares, issued (shares)	88,893,548	88,893,548
Common stock, par value (usd/gbp per share) | £ / shares		£ 0.00099			£ 0.00099
Deferred C shares
Class of Stock
Common stock, shares, issued (shares)	1	1		1	1
Common stock, par value (usd/gbp per share) | £ / shares		£ 0.000008			£ 0.000008